ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of
	September 30, 2025	September 30, 2024

Accounts receivable	$464,609	$286,701
Less: allowance for expected credit loss	(16,109)	(20,322)
Accounts receivable, net	$448,500	$266,379

The movement of allowances for expected credit loss is as follow:

	As of
	September 30, 2025	September 30, 2024

Balance at beginning of the year	$20,322	$49,573
Provision (reversal of)	(4,213)	(29,251)
Ending balance	$16,109	$20,322

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)